Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Components of (Provision for) Benefit from Income Taxes	The components of the income tax expense are as follows, whereby ‘Income tax expense Netherlands’ represents the total tax expense on taxable income generated by our entities in the Netherlands and ‘Income tax expense Foreign’ represents the total tax expense on taxable income generated by our non-Dutch group entities. Hereby ‘total income tax expense Netherlands’ includes withholding tax expense withheld at source on income paid by non-Dutch entities to the Netherlands.

Year ended December 31 (€, in millions)	2020	2021	2022
Netherlands	3,574.6	5,982.8	5,881.0
Foreign	442.0	722.7	575.1
Income before income taxes	4,016.6	6,705.5	6,456.1

Income tax expense current	(407.7)	(865.0)	(818.4)
Income tax expense deferred	1.4	(28.6)	(44.4)
Income tax expense Netherlands	(406.3)	(893.6)	(862.8)

Income tax expense current	(375.3)	(523.5)	(678.3)
Income tax expense deferred	230.1	395.7	571.2
Income tax expense Foreign	(145.2)	(127.8)	(107.1)

Total income tax expense current	(783.0)	(1,388.5)	(1,496.7)
Total income tax expense deferred	231.5	367.1	526.8
Total income tax expense	(551.5)	(1,021.4)	(969.9)
Current and deferred tax expense can be further broken down into:

Year ended December 31 (€, in millions)	2020	2021	2022
Current year tax expense	(743.7)	(1,367.2)	(1,440.9)
Prior year tax expense	(39.3)	(21.3)	(55.8)
Total current tax expense	(783.0)	(1,388.5)	(1,496.7)

Year ended December 31 (€, in millions)	2020	2021	2022
Changes to recognition of operating losses and tax credits	(56.9)	(37.2)	(41.2)
Prior year tax expense	27.0	(2.4)	79.2
Tax rate changes	15.0	1.5	(1.1)
Origination and reversal of temporary differences, operating losses and tax credits	246.4	405.2	489.9
Total deferred tax expense	231.5	367.1	526.8

Reconciliation Between (Provision for) Benefit from Income Taxes
The reconciliation of the income tax expense from the Dutch statutory rate to the effective income tax rate is as follows:

Year ended December 31 (€, in millions)	2020%[1]		2021%[1]		2022%[1]
Income before income taxes	4,016.6	100.0%	6,705.5	100.0%	6,456.1	100.0%
Income tax expense based on ASML’s domestic rate	(1,004.1)	25.0%	(1,676.4)	25.0%	(1,665.7)	25.8%
Effects of tax rates in foreign jurisdictions	0.9	—%	(4.6)	0.1%	13.0	(0.2)%
Adjustments in respect of tax-exempt income	0.2	—%	—	—%	—	—%
Adjustments in respect of tax incentives	510.4	(12.7)%	727.3	(10.8)%	741.2	(11.5)%
Adjustments in respect of prior years’ current taxes	(39.3)	1.0%	(21.3)	0.3%	(55.8)	0.9%
Adjustments in respect of prior years’ deferred taxes	27.0	(0.7)%	(2.4)	—%	79.2	(1.2)%
Movements in the liability for unrecognized tax benefits	(41.0)	1.0%	(21.6)	0.3%	(9.9)	0.2%
Tax effects in respect of acquisition/restructuring related items	—	—%	35.9	(0.5)%	—	—%
Change in valuation allowance	(56.9)	1.4%	(37.2)	0.6%	(41.2)	0.6%
Equity method investments	(20.9)	0.5%	(46.7)	0.7%	(38.3)	0.6%
Effect of change in tax rates	15.0	(0.4)%	1.5	—%	(1.1)	—%
Other (credits) and non-tax deductible items	57.2	(1.4)%	24.1	(0.4)%	8.7	(0.1)%
Income tax expense	(551.5)	13.7%	(1,021.4)	15.2%	(969.9)	15.0%
1.As a percentage of income before income taxes.
Liability for Unrecognized Tax Benefits and Deferred Tax Position Recorded on Consolidated Balance Sheets
The liability for unrecognized tax benefits and related accrued interest and penalties and total deferred tax position recorded on the Consolidated Balance Sheets is as follows:

Year ended December 31 (€, in millions)	2020	2021	2022
Liability for unrecognized tax benefits	(200.4)	(205.9)	(215.5)
Deferred tax assets	671.5	1,098.7	1,672.8
Deferred tax liabilities	(37.9)	(34.7)	(51.5)
Deferred and other tax assets (liabilities)	433.2	858.1	1,405.8

Reconciliation of Beginning and Ending Balance of Liability for Unrecognized Tax Benefits
A reconciliation of the beginning and ending balance of the liability for unrecognized tax benefits (excluding interest and penalties) is as follows:

Year ended December 31 (€, in millions)	2020	2021	2022
Balance as at January 1	(150.7)	(138.0)	(144.3)
Gross presentation for different tax jurisdictions	(27.3)	—	—
Gross increases – tax positions in prior period	(66.6)	(21.6)	(11.7)
Gross decreases – tax positions in prior period	0.5	8.9	2.0
Gross increases – tax positions in current period	(21.6)	(18.8)	(23.1)
Settlements	106.6	2.5	6.8
Lapse of statute of limitations	14.5	32.0	13.2
Effect of changes in exchange rates	6.6	(9.3)	(2.9)
Total liability for unrecognized tax benefits	(138.0)	(144.3)	(160.0)
Balance of accrued interest and penalties	(62.4)	(61.6)	(55.5)
Total liabilities for unrecognized tax benefits including interest and penalties	(200.4)	(205.9)	(215.5)

Summary of Income Tax Examinations	The years for which tax returns are still open for examination for respective jurisdictions are as follows:

Country	Years
Netherlands	2019-2022
US	2017-2022
Taiwan	2017-2022
South Korea	2019-2022
China	2012-2022

Composition of Deferred Tax Assets and Liabilities Reconciled in Consolidated Balance Sheets
The composition of total deferred tax assets and liabilities reconciled to the classification in the Consolidated Balance Sheets is:

Deferred taxes (€, in millions)	January 1, 2022	Credits and other	Consolidated Statements of Operations	Income tax recognized in Other Comprehensive Income	Effect of changes in exchange rates	December 31, 2022
Deferred tax assets:
Capitalized R&D expenditures	420.4	—	151.2	—	20.5	592.1
R&D & other tax credit carry forwards	162.7	23.7	20.6	—	6.4	213.4
Inventories	31.5	—	12.5	—	1.2	45.2
Contract liabilities	423.2	—	400.8	—	(3.2)	820.8
Accrued and other liabilities	98.1	—	4.4	—	3.3	105.8
Standard warranty reserve	11.3	—	(4.1)	—	0.9	8.1
Operating loss carry forwards	7.4	—	(2.8)	—	(0.1)	4.5
Property, plant and equipment	18.6	—	1.7	—	(1.4)	18.9
Lease liabilities	23.2	—	3.1	—	1.1	27.4
Other intangible assets	143.5	—	(18.7)	—	—	124.8
Share-based payments	9.6	—	1.2	—	0.6	11.4
Other temporary differences	27.5	—	3.7	(6.5)	(1.4)	23.3
Total deferred tax assets, gross	1,377.0	23.7	573.6	(6.5)	27.9	1,995.7
Valuation allowance [1]	(167.6)	—	(41.2)	—	(6.6)	(215.4)
Total deferred tax assets, net	1,209.4	23.7	532.4	(6.5)	21.3	1,780.3
Deferred tax liabilities:
Other intangible assets	(79.9)	—	19.8	—	(5.3)	(65.4)
Goodwill	(20.9)	—	(7.9)	—	—	(28.8)
Right-of-use assets	(23.2)	—	(3.1)	—	(1.1)	(27.4)
Property, plant and equipment	(10.9)	—	1.5	—	(0.4)	(9.8)
Contract liabilities	(7.9)	—	(8.4)	—	—	(16.3)
Long-term debt	(1.5)	—	—	—	—	(1.5)
Other temporary differences	(1.1)	—	(7.5)	(2.1)	0.9	(9.8)
Total deferred tax liabilities	(145.4)	—	(5.6)	(2.1)	(5.9)	(159.0)
Net deferred tax assets (liabilities)	1,064.0	23.7	526.8	(8.6)	15.4	1,621.3
Classified as:
Deferred tax assets – non-current	1,098.7					1,672.8
Deferred tax liabilities – non-current	(34.7)					(51.5)
Net deferred tax assets (liabilities)	1,064.0					1,621.3
1.The valuation allowance disclosed above relates to R&D and other tax credit carry forwards and operating loss carry forwards that may not be realized.

Deferred taxes (€, in millions)	January 1, 2021	Credits and other	Consolidated Statements of Operations	Income tax recognized in Other Comprehensive Income	Effect of changes in exchange rates	December 31, 2021
Deferred tax assets:
Capitalized R&D expenditures	287.1	—	106.8	—	26.5	420.4
R&D & other tax credit carry forwards	117.2	21.4	16.4	—	7.7	162.7
Inventories	37.2	—	(7.2)	—	1.5	31.5
Contract liabilities	125.2	—	288.0	—	10.0	423.2
Accrued and other liabilities	87.8	—	5.7	—	4.6	98.1
Standard warranty reserve	16.4	—	(6.3)	—	1.2	11.3
Operating loss carry forwards	27.1	—	(19.9)	—	0.2	7.4
Property, plant and equipment	26.9	—	(10.8)	—	2.5	18.6
Lease liabilities	6.5	—	16.2	—	0.5	23.2
Other intangible assets	143.5	—	—	—	—	143.5
Share-based payments	7.2	—	1.8	—	0.6	9.6
Other temporary differences	23.9	—	7.5	(1.0)	(2.9)	27.5
Total deferred tax assets, gross	906.0	21.4	398.2	(1.0)	52.4	1,377.0
Valuation allowance[1]	(122.5)	—	(37.2)	—	(7.9)	(167.6)
Total deferred tax assets, net	783.5	21.4	361.0	(1.0)	44.5	1,209.4
Deferred tax liabilities:
Other intangible assets	(93.9)	2.9	17.1	—	(6.0)	(79.9)
Goodwill	(15.6)	—	(5.3)	—	—	(20.9)
Right-of-use assets	(6.5)	—	(16.2)	—	(0.5)	(23.2)
Property, plant and equipment	(5.4)	—	(4.3)	—	(1.2)	(10.9)
Contract liabilities	(18.2)	—	10.3	—	—	(7.9)
Long-term debt	(1.6)	—	0.1	—	—	(1.5)
Other temporary differences	(8.7)	2.5	4.4	—	0.7	(1.1)
Total deferred tax liabilities	(149.9)	5.4	6.1	—	(7.0)	(145.4)
Net deferred tax assets (liabilities)	633.6	26.8	367.1	(1.0)	37.5	1,064.0
Classified as:
Deferred tax assets – non-current	671.5					1,098.7
Deferred tax liabilities – non-current	(37.9)					(34.7)
Net deferred tax assets (liabilities)	633.6					1,064.0
1.The valuation allowance disclosed above relates to R&D and other tax credit carry forwards and operating loss carry forwards that may not be realized.